Derivative financial instruments (Income (loss) recorded in comprehensive income) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Income tax effect	$ (2,274)	$ 795	$ (5,339)	$ 12,366
Net change in fair value of derivatives, net of tax	15,920	(5,565)	37,372	(86,559)
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives	17,656	(5,904)	39,943	(93,682)
Interest rate caps
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives	(323)	(456)	1,142	(5,243)
Derivative Premium And Amortization
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives	$ 861	$ 0	$ 1,626	$ 0